Financial Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets pledged as collateral [abstract]
Summary of Financial Assets Pledged as Collateral
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.23	12.31.22
Deposits as Collateral	578,192,071	631,163,527
Special Accounts as Collateral—Argentine Central Bank	197,498,064	254,736,687
Forward Purchases of monetary regulatory instruments	94,261,446	69,914,264
Less: Allowances	(14,512)	(1,007,125)
Total	869,937,069	954,807,353